10.31 Fidelity International Small Cap Fund I PRO-01 | Fidelity® International Small Cap Fund
Fund Summary Fund/Class: Fidelity® International Small Cap Fund/Fidelity Advisor® International Small Cap Fund I
Investment Objective
The fund seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® International Small Cap Fund}	10.31 Fidelity International Small Cap Fund I PRO-01 Fidelity® International Small Cap Fund Fidelity International Small Cap Fund-Institutional Class Advisor
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	2.00%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Small Cap Fund}	10.31 Fidelity International Small Cap Fund I PRO-01 Fidelity® International Small Cap Fund Fidelity International Small Cap Fund-Institutional Class Advisor
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.96%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.29%
Total annual operating expenses	1.25%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® International Small Cap Fund}	10.31 Fidelity International Small Cap Fund I PRO-01 Fidelity® International Small Cap Fund Fidelity International Small Cap Fund-Institutional Class Advisor USD ($)
1 year	$ 127
3 years	397
5 years	686
10 years	$ 1,511

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets.
  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations of $5 billion or less).
  Normally investing primarily in common stocks.
  Allocating investments across different countries and regions.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Prior to April 1, 2014, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	35.20%	June 30, 2009
Lowest Quarter Return	-25.78%	September 30, 2008
Year-to-Date Return	3.30%	September 30, 2015

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2014

Effective April 1, 2014, the fund began comparing its performance to the MSCI ACWI (All Country World Index) ex USA Small Cap Index rather than the MSCI EAFE Small Cap Index because the MSCI ACWI (All Country World Index) ex USA Small Cap Index conforms more closely to the fund's investment policies.

Average Annual Total Returns{- Fidelity® International Small Cap Fund} - 10.31 Fidelity International Small Cap Fund I PRO-01 - Fidelity® International Small Cap Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity International Small Cap Fund-Institutional Class Advisor | Return Before Taxes	(5.30%)	10.10%	7.75%
Fidelity International Small Cap Fund-Institutional Class Advisor | After Taxes on Distributions	(8.30%)	8.69%	6.09%
Fidelity International Small Cap Fund-Institutional Class Advisor | After Taxes on Distributions and Sales	(0.27%)	7.83%	6.24%
MSCI ACWI (All Country World Index) ex USA Small Cap Index(reflects no deduction for fees or expenses)	(3.88%)	7.13%	7.20%
MSCI EAFE Small Cap Index(reflects no deduction for fees or expenses)	(4.85%)	8.72%	6.16%
Fidelity International Small Cap Fund Linked Index℠(reflects no deduction for fees or expenses)	(4.04%)	8.91%	6.24%